Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] Common Class A [Member] USD ($) shares		Common Stock [Member] Common Class A [Member] SGD ($) shares		Common Stock [Member] Common Class B [Member] USD ($) shares		Common Stock [Member] Common Class B [Member] SGD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	Common Class A [Member] shares	Common Class B [Member] shares	USD ($)	SGD ($)
Balance at Dec. 31, 2022					[1]				[1]		$ 108,643		$ (2,552,652)		$ 3,837		$ (27,266)				$ (2,467,438)
Balance, shares at Dec. 31, 2022 | shares	[2]	11,116,470		11,116,470		10,433,340		10,433,340
Issuance of shares											1,592,430										1,592,430
Net loss													(1,773,066)				(23,278)				(1,796,344)
Foreign currency translation															8,730		2,793				11,523
Balance at Dec. 31, 2023					[1]				[1]		1,701,073		(4,325,718)		12,567		(47,751)				(2,659,829)
Balance, shares at Dec. 31, 2023 | shares	[2]	11,116,470		11,116,470		10,433,340		10,433,340
Issuance of shares											3,341,021										3,341,021
Net loss													(2,358,206)				(5,609)			$ (1,730,216)	(2,363,815)
Foreign currency translation															22,086						22,086
Reorganization exercise				7,333				6,883			(14,216)
Acquisition of subsidiary under common control											(5,945)		(61,690)		4,624		53,360				(9,651)
Balance at Dec. 31, 2024		$ 5,558		$ 7,333		$ 5,217		$ 6,883		$ 3,675,471	$ 5,021,933	$ (4,937,503)	$ (6,745,614)	$ 28,749	$ 39,277					$ (1,222,508)	$ (1,670,188)
Balance, shares at Dec. 31, 2024 | shares		11,116,470	[2]	11,116,470	[2]	10,433,340	[2]	10,433,340	[2]									11,116,470	10,433,340

[1]	Less than S$1.
[2]	Retroactively presented for the reorganization exercise described in Note 1.